Contingent Liability (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Loss Contingency [Abstract]
Litigation Settlement, Expense	$ 21.0	$ 8.0